Tax (Details) - Schedule of tax on profit/loss for the year - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of tax on profit/loss for the year [Abstract]
Current income tax expense (benefit)					$ (36)	$ 530
Change in deferred tax					(1,286)	(3,760)
Adjustment of tax concerning previous years					3	(522)
Tax received under the tax credit scheme					(842)	(825)
Tax expense (benefit) on profit/loss for the year	$ (406)	$ (691)	$ (1,061)	$ (1,520)	$ (2,161)	$ (4,577)